Registration No. 33-99520
                                                       File Number:    811-09134

                                    United States
                         Securities and Exchange Commission
                                Washington, DC  20549

                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
          Pre-Effective Amendment No.
          Post-Effective Amendment No. 7 [X]

                              and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X
          Amendment No. 7 [X]

     Exact name of Registrant as Specified in Charter:
                            Manor Investment Funds, Inc.

     Address of Principal Executive Offices:
                                 15 Chester Commons
                                 Malvern, PA  19355
                                    610-722-0900

     Name and Address of Agent for Service:
                                  Daniel A. Morris
                                 15 Chester Commons
                                 Malvern, PA  19355

     Approximate Date of Proposed Public Offering:
               As soon as practical after the Registration Statement becomes effective.

     It is proposed that this filing will become effective:
          immediately upon filing pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)
     X    on June 30, 1999 pursuant to paragraph (a) of rule 485


         M    Manor
              Investment Funds, Inc.                  Prospectus
              Malvern, PA  19355                  April 30, 1999
              610-722-0900
              800-787-3334



                            Manor Investment Funds, Inc.
         Manor Investment Funds, Inc. (the "Fund") is an open-end management investment company. The Fund was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355. The company currently issues shares in three series, which we call "Funds". Each series has distinct investment objectives and policies, and a shareholder's interest is limited to the series in which he or she owns shares. The series are the Manor Fund, Growth Fund, and Bond Fund. Each is a "no-load" fund, and there are no sales or 12b-1 charges.

              Manor Fund              For Conservative Growth & Income

              Growth Fund                         For long-term Growth

              Bond Fund             For Intermediate-term Fixed Income


     The funds are designed for long-term investors, including those who wish to use shares of one or more series as a funding vehicle for tax-deferred plans, including tax-qualified retirement plans and Individual Retirement
                                Account (IRA) plans.




                                 Fund Share Purchase
     Shares of the Funds may only be purchased from the Fund at net asset value as next determined after receipt of order. The minimum initial purchase is
                 $1,000 and the minimum subsequent purchase is $100.





      These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has it passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                            Manor Investment Funds, Inc.


                                  Table of Contents

             Investments, Risks, and Performance
              Investment Objectives                                   3
              Principal Investment Strategies                         3
              Principal Risks                                         3
              Performance Information                                 4

             Fee Table
              Fee Table                                               5

             Investment Objectives, Principal Investment
             Strategies & Related Risks
              Investment Objectives                                   6
              Principal Investment Strategies                         6
              Related Risks                                           8
              Year 2000                                               8

             Management, Organization & Capital Structure
              Management                                              9
              Investment Advisor                                      9
              Capital Structure                                      10
              Voting Rights                                          10

             Shareholder Information
              Pricing of Shares                                      10
              Purchasing Shares                                      10
              Dividends and Distributions                            10
              Redemptions                                            11
              Taxes                                                  11
              Reports to Shareholders                                12
              Retirement Accounts                                    12

             Distribution
              Distribution                                           12

             Financial Highlights
              Financial Highlights                                   15



     INVESTMENTS, RISKS, AND PERFORMANCE

     Investment Objectives
       The Manor Fund seeks long-term capital appreciation and a moderate  level of income.
       The Growth Fund seeks long-term capital appreciation.
       The Bond Fund seeks to provide current income.

     Principal Investment Strategies
       The  Manor  Fund  invests  primarily  in   the  common  stock  of   large
           corporations with an average market capitalization of approximately $50 billion, or more. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Manor Fund generally holds individual investments for three to five years.
       The Growth Fund invests  primarily in the common  stock of large to  mid-
           sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Growth Fund generally holds individual investments for three to five years.
       The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.

     Principal Risks
     An investor could lose money through their investment in the funds. The Funds are intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

       Risks in the Manor Fund include:
         . the possibility of a general decline in the stock market, . the possibility that a shift in economic conditions will adversely impact large corporations,
         . or that the Fund manager will be unsuccessful in identifying attractive investments.
       Risks in the Growth Fund include:
         . the possibility of a general decline in the stock market, . the possibility that a shift in economic conditions will adversely impact companies with high growth rates, . or that the Fund manager will be unsuccessful in identifying attractive investments.
       Risks in the Bond Fund include:
         . the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,
         . or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

     In addition to the risks outlined above each Fund carries the risk that, Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.


     Performance Information

     The bar chart and table below provide an indication of the risk of investing in the Fund. The Bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns compare to a broad-based securities index and an average of other Funds in a peer group. Keep in mind that past performance does not indicate how the Fund will perform in the future. The calculation assumes reinvestment of all dividends and distributions and reflects the effect of all recurring fees but ignores individual income tax consequences to stockholders.

     During the period shown in the bar chart above the lowest return for a calendar quarter for the Manor Fund was _15.5% during the 3rd Quarter of 1998, the highest return was 16.7% during the 4th Quarter of 1998.


         Average Annual Total Returns for the Years Ended December 31, 1998
                                                                      Since
                                               1 Year   3 Years   Inception
                                                                    9/25/95

         Manor Fund                           13.65 %   16.88 %     15.52 %
         Lipper Growth & Income Fund Index    13.58 %   19.70 %     19.51 %
         S&P 500 Index                        28.57 %   28.22 %     28.08 %

     The primary index for comparison is the Lipper Growth & Income Fund Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Manor Fund. The S&P 500 is a broad market index of large capitalization stocks.


     FEE TABLE

     The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ending December 31, 1998 for the Manor Fund.

                                                        Manor  Growth     Bond
                                                         Fund    Fund     Fund
      Annual Fund Operating Expenses
      (expenses that are deducted from fund assets)
         Management fees                                 1.0%    1.0%     0.5%
         All other expenses                              0.5%    0.5%     0.5%
                                                      -------  ------   ------
      Total operating expenses *                         1.5%    1.5%     1.0%
                                                         ====    ====     ====

     * The expenses shown for the Growth Fund and the Bond Fund are estimates based on the expected operating expenses of those Funds for their first full year of operation.


     Example
     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          Fund                  1 Year    3 Years    5 Years    10 Years
          Manor Fund             $ 156     $ 488      $ 843      $ 1,628
          Growth Fund            $ 156     $ 488        NA         NA
          Bond Fund              $ 105     $ 327        NA         NA

     This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The Growth Fund and the Bond Fund are new funds. It is expected that the Growth Fund will not incur operating expenses greater than 1.5% during its first year of operation. It is expected that the Bond Fund will not incur operating expenses greater than 1.0% during its first year of operation.



     INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES & RELATED RISKS

     Investment Objectives
       The Manor Fund seeks long-term capital appreciation and a moderate  level of income.
       The Growth Fund seeks long-term capital appreciation.
       The Bond Fund seeks to provide current income.

     Principal Investment Strategies
       The  Manor  Fund  invests  primarily  in   the  common  stock  of   large
           corporations with an average market capitalization of approximately $50 billion, or more. The fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

           Under normal market conditions, the Manor Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

           The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

           In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

       The Growth Fund invests  primarily in the common  stock of large to  mid-
           sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

           Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

           The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

           In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

       The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.
           The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in short term securities issued at a discount to face value such as U.S. Treasury bills. Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

           The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest up to 35% of the portfolio in corporate debt instruments if these investments provide attractive return potential.

     Related Risks
     In addition to the risks associated with the investment strategy for any particular fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

     Market Risk
     In the event of a general market decline the value of the funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

     Interest Rate Risk
     If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.

     Credit Risk
     Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity. Credit ratings are an attempt to assess this risk. Generally, the lower a bond's credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

     Inflation Risk
     Inflation is the impact of rising prices over time, it has the effect of reducing the future value of financial assets due to decreased purchasing power. For an investor to be better off their portfolio must increase in value faster than the rate of inflation. Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields. The increase in yields will increase the financing costs for companies, thereby reducing earnings. The reduction in earnings could then lead to lower stock prices.

     Year 2000
     Some computer systems used today are unable to process date-related information because they are not programmed to distinguish between the year 2000 and the year 1900. The portfolio manager takes into consideration the impact that this problem could have on each investment in the fund. In addition, the smooth operation of the Funds depends on the ability of the Funds' custodian and the other service providers to the Funds to provide services without interruption. The Adviser, like many other businesses, is taking steps to ensure that the computer systems on which the smooth operation of the Funds depends will continue to function properly. The
     Adviser is working with the service providers to the Funds, such as the custodian and various broker-dealers through which portfolio securities of the Funds are traded, to arrange for testing of internal and external systems. Based on the information currently available, the Adviser does not anticipate any material impact on the delivery of services currently provided. There can be no guarantee, however, that the steps taken by the Adviser in preparation for the year 2000 will be sufficient to avoid any adverse impact on the Funds.


     MANAGEMENT, ORGANIZATION & CAPITAL STRUCTURE

     Management
     Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice. It meets four times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.

     Investment Adviser
     Morris Capital Advisors, Inc., 15 Chester Commons, Malvern, PA is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris owns all outstanding shares of Morris Capital
     Advisors, Inc. He is the director and officer of the Investment Adviser and is also president of the Fund.

     Daniel A. Morris is responsible for security analysis and portfolio management decisions on a day-to-day basis. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisors to mutual funds and other investors since 1981.

     On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

     Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Funds (0.5% for the Bond Fund). This rate of the advisory fee is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Funds to no more than 1.5% of averaged assets (1.0% for the Bond Fund).

     Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, record keeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.

     Capital Structure
     The authorized capitalization of the Funds is 10,000,000 shares of common stock of $.001 par value per share. Each Fund share has equal dividend, distribution and liquidation rights of that Fund.

     Voting Rights
     Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director. Issues specific to a particular Fund are voted only by shareholders of that Fund.


     SHAREHOLDER INFORMATION

     Pricing of Shares
     The net asset value of the Fund's shares are determined as of the close of trading (presently 4:00 p.m.) on the New York Stock Exchange on each business day the Exchange is open. The Exchange is closed on most national holidays. The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

     Purchasing Shares
     The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.

     Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this prospectus, and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances. Shareholders may also authorize the fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

     Dividends and Distributions
     The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

     Redemptions
     The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder.

     Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

     Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

     To redeem shares send  your written request to  Manor Investment Funds,  15
     Chester Commons, Malvern, PA   19355.   For additional information  contact
     the Fund at 610-722-0900.

     Taxes
     The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code").

     Distribution of any net long-term capital gains realized by the fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of
     Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

     The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.




     Reports to Shareholders
     The Fund sends shareholders quarterly reports showing the value of their account and the performance of the Fund. Shareholders also receive annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

     Retirement Accounts
     The Fund maintains Individual Retirement Accounts that allow you to invest in a Regular IRA, Roth IRA or SIMPLE IRA on a tax deferred basis. You may also "roll over" or transfer a lump sum distribution from a qualified pension or profit-sharing plan to your IRA, thereby postponing federal income tax on the distribution. If your employer has a Simplified Employee Pension Plan (SEP), you may establish a Regular IRA with the Fund to which your employer may contribute, subject to special rules designed to avoid discrimination.

     There is no charge to open and maintain an IRA account with Manor Investment Funds. The Board of Directors may change this policy if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty. A Disclosure Statement describing the general provisions of the retirement account is provided for all prospective account holders, as required by U.S. Treasury Regulations.


     DISTRIBUTION
     The Fund acts as transfer agent for its own shares. First National Bank of West Chester acts as trustee for the Fund.




                            Manor Investment Funds, Inc.
                               New Account Application

      Use this form for individual, custodial, trust, profit sharing or pension plan accounts. For any additional information please contact the Fund at
                            610-722-0900 or 800-787-3334.


     6. Investments                           Fund Selection:(must total 100%)
           Initial Investment:
     $ ______________________
     (Minimum initial investment $1,000)              Manor Fund        %

     Make your check payable to:
     Manor Investment Funds, Inc.                     Growth Fund       %
     15 Chester Commons,
     Malvern, PA  19355
                                                      Bond Fund         %



2. Registration     (please print)

Individual     _________   ___  ____________  _______________   _____________
               First Name  MI    Last Name     SocialSecurity #   Birthdate

Joint Owner* __________   __   _____________   ______________   _____________
             First Name   MI   Last Name       SocialSecurity # Birthdate
               * Registration will be Joint Tenancy with Rights of survivorship (JTWROS) unless otherwise specified.

Gift to Minors _________________________   _____    _________________________
               Custodian's First Name      MI       Last Name

_________________________   _____       _________________________
Minor's First Name          MI          Last Name

________________________          _____________________       _______________
Minor's SocialSecurity #          Minor's Birthdate           State of Residence

Corporation ___________________________________________________
Trust, Estate     Name of Trustees(If to be included in registration)
Pension Plan
Partnership ___________________________________________________
                            Name

Other Entity  ____________________________          ________________________
              Social Security # or Tax ID #         Date of Agreement
                                   **Corporate Resolution is required.
          *** Additional documentation and certification may be required.


3. Mailing Address     (please print)

____________________________________________          _____________
Street                                                Apt./Suite


________________________________   _______        ______________
City                               State          Zip

______________________________               ______________________________
Daytime Phone #                              Evening Phone #

                                        Application continued on next page.


4. Distribution Options

		Dividends and capital gains will be reinvested if no option is selected.

               ___Pay all income in cash.____Pay all capital gains in cash.



5. Signature and Certification required by the Internal Revenue Service

               Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

               Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and
               (2) I am not subject to backup withholding either as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of the document other than the certifications required to avoid backup withholding.

_________________________________________________         __________________
   Signature of Owner or Custodian                        Date

_________________________________________________         __________________
   Signature of Co-owner                                  Date


               If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on the space provided below.

               Print name and title of officer signing for a corporation or other entity



6. Automatic Deposit Authorization
               I authorize Manor Investment Funds, Inc. to instruct my bank/savings institution to make withdrawals from the account listed below to be deposited in my account with the Fund. I understand this authorization may be revoked by me at any time by providing Manor Investment Funds, Inc. with a written notice to discontinue my automatic payments.

                               Monthly                      Quarterly
Amount: ___________________    15th day of the month        Last business day
                                                             of the month


Financial Institution:  _________________    Bank phone number:______________

Your Account Number:  _______________   Bank routing number:________________


Signature:___________________________              Date:____________________

Signature:___________________________              Date:____________________



               Please include a voided check.



          FINANCIAL HIGHLIGHTS INFORMATION
          The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Claude B. Granese, CPA, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information and the Annual Report, which is available upon request.

          Manor Fund
                                         Year    Year    Year      Since
                                       Ending  Ending  Ending  Inception
                                         1998    1997    1996    9/30/95
          PER SHARE OPERATING
          PERFORMANCE:
          Net Asset Value, beginning   $13.77  $11.13  $ 9.97   $  10.00
           Net Investment Income         0.03    0.06    0.03       0.02
           (loss)
           Net Realized & Unrealized     1.85    2.78    1.16     - 0.02
           Gain(loss)
                                       ------  ------  ------     ------
              Total from Operations      1.88    2.84    1.19       0.00

           Dividends from net            0.03    0.04    0.03       0.03
           investment income
           Dividends from net            0.16    0.16   - 0 -      - 0 -
           realized gains
                                       ------  ------  ------     ------
                                         0.19    0.20    0.03       0.03

          Net Asset Value, ending      $15.46  $13.77  $11.13    $  9.97
                                       ======  ======  ======     ======
          Total Investment Return      13.65%  25.52%  11.98%   -  0.3 %
                                       ======  ======  ======     ======
          RATIOS / SUPPLEMENTAL DATA:
           Net assets, end of year    $ 2,659  $1,499   $ 395      $ 111
           (000's)
           Ratio of expenses to        1.50 %  1.42 %  1.50 %     0.38 %
           average net assets
           Ratio of Net Investment
           Income to Average Assets    0.22 %  0.50 %  0.67 %     0.34 %
           Portfolio Turnover rate       23 %    27 %    14 %      - 0 -
                  *  1.24% and 1.50%, respectively when annualized



                                                                 PROSPECTUS


               M
                     Manor Investment Funds, Inc.
                     Malvern, PA  19355
                     610-722-0900
                     800-787-3334







           A no-load open-end management investment company issuing shares in three series,
              the Manor Fund, Growth Fund, and Bond Fund.  The Funds are
                          designed for long-term investors.






                               Additional Information
          Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

           This Prospectus, which should be retained for future reference, is designed to set forth concisely the information that you should know before you invest.  A Statement of Additional
             Information (SAI), dated April 30, 1999, is incorporated by reference into this prospectus.  This means that it is legally part of this Prospectus.  A copy of the SAI may be obtained without charge by writing or calling the Fund directly at 800-
          787-3334.  Annual and Semi-annual reports are also available upon request.

           Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in
            Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the Commission at 1-
           800-SEC-0330.  Reports and other information about the Fund are available on the Commission's Internet site at
           http:\\www.sec.gov.  Copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the
                           SEC, Washington, DC 20549-6009.


                                  Investment Company Act File No. 811-09134




                                      FORM N-1A

                                       PART B
                         STATEMENT OF ADDITIONAL INFORMATION


                                   April 30, 1999

                            Manor Investment Funds, Inc.

                                 Malvern, PA  19355
                                    610-722-0900
                                    800-787-3334


               This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Fund's current Prospectus (dated April 30, 1999). To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.

                                  TABLE OF CONTENTS

           Fund History                                                1
           Description of the Fund and its Investments & Risks         2
           Management of the Fund                                      5
           Control Persons and Principal Holders of Securities         6
           Investment Advisory and Other Services                      6
           Brokerage Allocation and Other Practices                    7
           Capital Stock and Other Securities                          7
           Purchase, Redemption and Pricing of Shares                  7
           Taxation of the Fund                                        8
           Underwriters                                                9
           Calculation of Performance Data                             9
           Financial Statements                                       10

               No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated April 30, 1999 and, if given or made, such information or representations may not be relied upon as having been authorized by Manor Investment Funds, Inc.

               This Statement of Additional Information does not constitute an offer to sell securities.




          FUND HISTORY


          Manor Investment Funds, Inc. (the "Fund") is an open-end management investment company. The Fund was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355. The company currently issues shares in three series, which we call "Funds". Each series has distinct investment objectives and policies, and a shareholder's interest is limited to the series in which he or she owns shares. The series are the Manor Fund, Growth Fund, and Bond Fund. Each is a "no-load" fund, and there are no sales or 12b-1 charges.



          DISCRIPTION OF THE FUNDS AND ITS INVESTMENTS AND RISKS

          The mutual funds offered are the Manor Fund, Growth Fund, and Bond Fund. Each of the Funds is a no-load "mutual fund." There is no commission or charge when shares are purchased, and no 12b-1 charges. The Funds are a series of Manor Investment Funds, Inc., and each Fund is a separate portfolio of securities and other assets, with its own investment objective and policies. Morris Capital Advisors, Inc. provides investment advisory and administrative services to the Funds.

          Investment Objectives
            The Manor  Fund  seeks  long-term capital  appreciation  and  a moderate level of income.
            The Growth Fund seeks long-term capital appreciation.
            The Bond Fund seeks to provide current income.

          Principal Investment Strategies
            The Manor Fund invests primarily in  the common stock of  large corporations with an average market capitalization of approximately $50 billion, or more. The fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

                Under normal market conditions, the Manor Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

                The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

                In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

            The Growth Fund invests primarily in the common stock of  large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

                Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

                The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

                In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

            The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment. The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in short term securities issued at a discount to face value such as U.S. Treasury bills. Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

                The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest up to 35% of the portfolio in corporate debt instruments if these investments provide attractive return potential.

          Related Risks
          In addition to the risks associated with the investment strategy for any particular fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

          Market Risk
          In the event of a general market decline the value of the funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

          Interest Rate Risk
          If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.

          Credit Risk
          Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity. Credit ratings are an attempt to assess this risk. Generally, the lower a bond's credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

          Inflation Risk
          Inflation is the impact of rising prices over time, it has the effect of reducing the future value of financial assets due to decreased purchasing power. For an investor to be better off their portfolio must increase in value faster than the rate of inflation. Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields. The increase in yields will increase the financing costs for companies, thereby reducing earnings. The reduction in earnings could then lead to lower stock prices.

          Year 2000
          Some computer systems used today are unable to process date-related information because they are not programmed to distinguish between the year 2000 and the year 1900. The portfolio manager takes into consideration the impact that this problem could have on each investment in the fund. In addition, the smooth operation of the Funds depends on the ability of the Funds' custodian and the other service providers to the Funds to provide services without interruption. The Adviser, like many other businesses, is taking steps to ensure that the computer systems on which the smooth operation of the Funds depends will continue to function properly. The Adviser is working with the service providers to the Funds, such as the custodian and various broker-dealers through which portfolio securities of the Funds are traded, to arrange for testing of internal and external systems. Based on the information currently available, the Adviser does not anticipate any material impact on the delivery of services currently provided. There can be no guarantee, however, that the steps taken by the Adviser in preparation for the year 2000 will be sufficient to avoid any adverse impact on the Funds.

          Other Strategies
          Under normal market conditions, each Fund should be fully invested in the types of securities described above. Within the limitations described in this prospectus, the percentages of Fund assets invested will vary in accordance with the judgement of the Advisor. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

          In seeking to achieve its investment objective, each Fund ordinarily invests on a long-term basis. Occasionally, securities purchased on a long-term basis may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

          Portfolio Turnover Policy
          The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, as computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.


          Policies
               The By-Laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

          (a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.
          (b) Issue senior securities, borrow money, or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
          (c) Sell securities short.
          (d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more that 10% of the Fund's assets in the open market involving only customary brokers commissions.
          (e) Invest more that 25% of its assets at the time of purchase in any one industry.
          (f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
          (g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
          (h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
          (i) Invest in companies for the purpose of acquiring control.
          (j) Purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.
          (k) Pledge, mortgage or hypothecate any of its assets.
          (l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
          (m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.





          MANAGEMENT OF THE FUND

          Board of Directors
               The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years are:

               DANIEL A. MORRIS
                    Mr. Morris is President of the Fund and President of Morris Capital Advisors, Inc., investment adviser to the Fund. Prior to founding Morris Capital Advisors, Inc., he was Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies. Mr. Morris resides at 304 Albermarle Grove, West Chester, PA. As President of the Fund, he is considered an Interested Director.

               BRUCE LAVERTY
                    Mr. Laverty is a Partner of the law firm Laverty, Muth & Miller, legal counsel to the Fund. Mr. Laverty resides at 568 Spring Oaks Road, West Chester, PA. As Legal Counsel to the Fund, he is considered an Interested Director.

               ALAN WEINTRAUB
                    Mr. Weintraub is a Senior Consultant with The Gartner Group, Stanford, CT. Mr. Weintraub resides at 305 Albermarle Grove, West Chester, PA.

               JAMES MCFADDEN
                    Mr. McFadden is Vice President of Marketing for MBNA Corporation. Mr. McFadden resides at 461 Crescent Drive, West Chester, PA.


               FRED MYERS
                    Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA's. Mr. Myers resides at 302 Albermarle Grove, West Chester, PA.

               RICHARD KUND, JR.
                    Mr. Kund is marketing manager of Professional
                    Detailing, Inc. Mr. Kund resides at 304 Hidden Creek Drive, Hatboro, PA.

               EDWARD ERLICHMAN
                    Mr. Erlichman is President of Kara Aerospace. Mr. Erlichman resides at P.O. Box 513, Bedford, PA.



          CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               As of December 31, 1998, Daniel A. Morris owned or beneficially owned 19,729 shares of Common Stock, or 11.5% of the then outstanding shares. The officers and directors of the Fund owned or beneficially owned as a group, 31,863 shares of Common Stock, or 18.6% of the then outstanding shares.

               As of December 31, 1998, four shareholders, in addition to Mr. Morris, owned or beneficially owned more than 5% of the then outstanding shares of the Fund. Daniel K. Schafer owned 22,129, or 12.9% of the Fund, Marvin Tavel owned 9,213 shares, or 5.4%, Bradley J. Allen owned 9,143, or 5.3%, and William P. Becker owned 9,142.5 shares, or 5.3%. Other than the foregoing, the Fund was not aware of any person who, as of December 31, 1998, owned or beneficially owned more than 5% of the shares of the Fund.



          INVESTMENT ADVISORY AND OTHER SERVICES
               Morris Capital Advisors, Inc., 15 Chester Commons Street, Malvern, PA, is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. Mr. Morris owns all outstanding shares of Morris Capital Advisors, Inc. and he is the largest shareholder of Manor Investment Funds. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisers to mutual funds and other investors since 1981.

               On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

               Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Funds (0.5% for the Bond Fund). This rate is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets (1.0% for the Bond Fund).

               Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


          BROKERAGE ALLOCATION AND OTHER PRACTICES
               The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

               The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

               Brokerage commissions for the year ended December 31, 1998 was $3,223. Other than set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.


          CAPITAL STOCK AND OTHER SECURITIES
          The authorized capitalization of the Funds is 10,000,000 shares of common stock of $.001 par value per share. Each Fund share has equal dividend, distribution and liquidation rights of that Fund.

          Voting Rights
          Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director. Issues specific to a particular Fund are voted only by shareholders of that Fund.


          PURCHASE, REDEMPTION AND PRICING OF SHARES
          Purchasing Shares
          The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.


          Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this prospectus, and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances. Shareholders may also authorize the fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

          Dividends and Distributions
          The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

          Redemptions
          The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder.

          Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

          Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

          To redeem shares  send your written  request to Manor  Investment
          Funds, 15 Chester Commons,  Malvern, PA   19355.  For  additional
          information contact the Fund at 610-722-0900.

          Pricing of Shares

          The net asset value of the Fund's shares are determined as of the close of trading on the New York Stock Exchange on each business day the Exchange is open (presently 4:00 p.m.). The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.



          TAXATION OF THE FUND
               The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as a "regulated investment company" under Subchapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains form securities transactions, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.

               Distribution of any net long-term capital gains realized by the fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

               The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


          UNDERWRITERS
               The Fund acts as its own underwriter.


          CALCULATION OF PERFORMANCE DATA
               Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of the fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000. The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

               The foregoing computation may also be expressed by the following formula:

                         P(1+T)^n = ERV

                    P = a hypothetical initial payment of $1,000

                    T = average annual total return

                    n = number of years

                    ERV = ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the stated periods at the end of the stated periods.





                            MANOR INVESTMENT FUNDS, INC.
                                MALVERN, PENNSYLVANIA

                                Financial Statements
                                 for the Year Ended
                                  December 31, 1998
                                         and
                            Independent Auditor's Report




                            Independent Auditor's Report
          To the Shareholders and
           Board of Directors
          Manor Investment Funds, Inc.

          I have audited the accompanying statement of assets and liabilities of Manor Investment Funds, Inc. (the Fund), including the schedule of investments, as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and selected per share data, total investment return, ratios and turnover for the years ended December 31, 1998, 1997 and 1996 and for the period ended December 31, 1995. These financial statements, schedules, and per share data, total investment return, ratios and turnover (hereafter referred to collectively as "financial statements") are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements based on my audits.

          I conducted my audits in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audits provide a reasonable basis for my opinion.

          In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Manor Investment Funds, Inc. as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data, total investment return, ratios and turnover for the years ended December 31, 1998, 1997 and 1996, and the period ended December 31, 1995, in conformity with generally accepted accounting principles.

          Claude B. Granese, CPA
          Spring House, Pennsylvania
          January 15, 1999



                               MANOR INVESTMENT FUNDS, INC.
                            STATEMENT OF ASSETS AND LIABILITIES
                                     December 31, 1998


            ASSETS
            Investments in securities, at fair value
             (identified cost $2,122,420) (Notes 2 and 5)         $   2,478,569

            Cash                                                        295,792

            Interest receivable                                             429
                                                                   ------------
                      Total Assets                                    2,774,790

            LIABILITIES

            Payable for investment securities purchased                 115,767

            Accrued expenses                                              6,697
                                                                    -----------
                      Total Liabilities                                 122,464

            NET ASSETS

            Net assets (equivalent to $15.46 per share
             based on 171,522 shares of capital stock
             outstanding) (Note 4)                                $   2,652,326



            The accompanying notes are an integral part of the financial statements.




                              MANOR INVESTMENT FUNDS, INC.
                                SCHEDULE OF INVESTMENTS
                                   December 31, 1998

                                                                      Market
            COMMON STOCK (Shares)        89.0 %           Cost         Value
            Automobile
            1,190 General Motors           3.4%     $   68,660    $   85,159
            1,040 Goodyear Tire            2.1%         63,853        52,455
                                       --------  -------------  ------------
                                           5.5%        132,513       137,614

            Basic Materials
            2,050 DuPont                   4.4%        123,938       108,778
                                       --------  -------------  ------------
            Computer
            1,335 Cisco Systems            5.0%         82,257       123,905
              980 Hewlett-Packard          2.7%         55,083        66,946
              830 Intel                    4.0%         65,932        98,407
              990 IBM                      7.4%         96,750       182,531
                                       --------  -------------  ------------
                                          19.1%        300,022       471,789
                                       --------  -------------  ------------
            Construction
            4,210 Masco                    4.9%         96,704       121,037
                                       --------  -------------  ------------
            Consumer Staples
            1,870 Gillette                 3.6%         91,570        89,409
            2,560 PepsiCo                  4.2%         99,405       104,640
                                       --------  -------------  ------------
                                           7.8%        190,975       194,049
                                       --------  -------------  ------------
            Finance
            2,720 Allstate Insurance       4.2%        103,852       104,720
            1,150 Citigroup                2.3%         66,084        57,141
            1,280 Mellon Bank              3.6%         94,822        88,000
                                       --------  -------------  ------------
                                          10.1%        264,758       249,861
                                       --------  -------------  ------------


            Schedule continued on next page.



                            MANOR INVESTMENT FUNDS, INC.
                         SCHEDULE OF INVESTMENTS (continued)
                                  December 31, 1998
                                                                  Market
        COMMON STOCK (Shares)                        Cost          Value
        Medical
          680 Merck                        4.0%     $   78,634    $  100,300
          990 Pfizer                       5.0%         77,962       123,750
                                       --------  -------------  ------------
                                           9.0%        156,596       224,050
                                       --------  -------------  ------------
        Multi-Industry
        2,610 Allied Signal                4.7%        103,267       115,656
        1,750 General Electric             7.2%        119,294       178,500
                                       --------  -------------  ------------
                                          11.9%        222,561       294,156
                                       --------  -------------  ------------
        Oil
        1,770 Ashland Oil                  3.5%         84,193        85,624
          900 Chevron                      3.0%         67,755        74,644
                                       --------  -------------  ------------
                                           6.5%        151,948       160,268
                                       --------  -------------  ------------
        Retail
        1,740 McDonalds                    5.4%         94,687       133,654
        1,060 Sears                        1.8%         59,289        45,050
                                       --------  -------------  ------------
                                           7.2%        153,976       178,704
                                       --------  -------------  ------------
        Transportation
        1,260 Delta Airlines               2.6%         61,368        65,520
                                       --------  -------------  ------------
        TOTAL COMMON STOCK                89.0%      1,855,359     2,205,826

        PREFERRED STOCK (Shares)           3.9%
        1,660 Kmart Pref. Class T                       95,689        96,176
                                                 -------------  ------------
        INDEXED SECURITIES (Shares)        3.1%
          630 S&P 500 Dep. Receipts                     72,437        77,687
                                                 -------------  ------------
        SHORT-TERM NOTES                   4.0%
          ($100,000 Par)
          U.S. T Bill,4.52%, 3/25/99                    98,935        98,880
                                                 -------------  ------------
        TOTAL INVESTMENTS IN SECURITIES             $2,122,420    $2,478,569
                                                 =============  ============
        The accompanying notes are an integral part of the Financial statements.



                          MANOR INVESTMENT FUNDS, INC.
                            STATEMENT OF OPERATIONS
                          Year Ended December 31, 1998

        Investment Income
          Dividends                                $ 28,901
          Interest                                    7,637
                                                  ---------
             Total investment income                           $ 36,538

        Expenses
          Advisory and management fee (Note 6)       22,267
          Custodian fee (Note 7)                      2,434
          Professional fees                           9,188
          Other                                       3,286
                                                 ----------
             Total expenses                          37,175
             Fees waived (Note 6)                   (5,375)
                                                 ----------
             Net expenses                                        31,800
                                                             ----------
        Net Investment Income                                     4,738

        Realized and Unrealized Gain
         on Investments (Note 5)
           Net realized gain on investments          26,880
           Change in unrealized appreciation
            of investments for the year             198,891
                                                 ----------
             Net gain on investments                            225,771
                                                              ---------
        Net Increase in Net Assets Resulting
         from Operations                                       $230,509
                                                              =========







        The accompanying notes are an integral part of the financial statements.



                               MANOR INVESTMENT FUNDS, INC.
                           STATEMENTS OF CHANGES IN NET ASSETS
                          Years Ended December 31, 1998 and 1997

                                                               1998        1997
          Increase in Net Assets from Operations

            Investment income-net                        $    4,738   $   4,196
            Net realized gain on investments                 26,880      17,520
            Change in unrealized appreciation               198,891     138,193
                                                          ---------   ---------
             Net increase in net assets
               resulting from operations                    230,509     159,909

          Distributions to Shareholders from
            Investment income-net                          (4,738)      (3,942)
            Net realized gain on investments               (26,880)    (17,520)

          Capital Share Transactions (Note 4)               954,033     966,285
                                                          ---------    --------
          Total Increase                                  1,152,924   1,104,732

          Net Assets
            Beginning of year                             1,499,402     394,670
                                                          ---------   ---------
            End of year                                  $2,652,326  $1,499,402
                                                        ===========  ==========


          The accompanying notes are an integral part of the financial statements.





                                 MANOR INVESTMENT FUNDS, INC.
                                     FINANCIAL HIGHLIGHTS
                         Years Ended December 31, 1998, 1997 and 1996
                                Period Ended December 31, 1995

       PER SHARE DATA (1)                      1998     1997     1996    1995

       Investment income                   $   0.26  $  0.25  $  0.22  $ 0.07
       Expenses                                0.23     0.19     0.15    0.04
                                           -------- -------- -------- -------
       Investment income-net                   0.03     0.06     0.07    0.03

            Distribution of net
        Investment income                    (0.03)   (0.06)   (0.07)  (0.03)

            Net realized and unrealized
        gain (loss) on investments             1.69     2.64     1.16  (0.03)

       Initial capitalization of Fund             -        -        -   10.00
                                           -------- -------- -------- -------
       Net increase in net asset value         1.69     2.64     1.16    9.97

            Net asset value
         Beginning of period                  13.77    11.13     9.97       -
                                           -------- -------- -------- -------
         End of period                     $  15.46  $ 13.77  $ 11.13  $ 9.97
                                   								========  =======  =======  ======
            (1)Selected data based on weighted average shares outstanding.

       TOTAL INVESTMENT RETURN               13.65%   25.52%   11.98%  -0.30%
                                   								========  =======  =======  ======
            RATIOS (to Average Net Assets)
                                                                       (2)
       Investment income-net                  0.22%    0.50%    0.67%   0.34%
                                   								========  =======  =======  ======
       Expenses                               1.50%    1.42%    1.50%   0.38%
                                   								========  =======  =======  ======

            (2) 1.24 % and 1.50 %, respectively when annualized.

       TURNOVER                                 23%      27%      15%      0%
                                   								========  =======  =======  ======
            The accompanying notes are an integral part of the
            financial statements.



                            MANOR INVESTMENT FUNDS, INC.
                            NOTES TO FINANCIAL STATEMENTS
                                  December 31, 1998

          Note 1-Organization

          Manor Investment Funds, Inc. (the Fund) was incorporated in Pennsylvania on September 13, 1995. The Fund was in the initial stages of development until January 27, 1996 when it began to sell shares of its stock to the public. It is an open-end, non-diversified management investment company that is registered under the Investment Company Act of 1940.

          The Fund's primary investment objective is capital appreciation. It invests primarily in common stock of large U. S. corporations.

          Note 2-Significant Accounting Policies

          The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies:

          Security Valuation-Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. U. S. Treasury Bills are stated at market value, which approximates cost plus accretion.

          Cash-Cash consists of checking and money market accounts with the custodian. As financial instruments, such accounts potentially subject the Fund to concentration of credit risk. The carrying value of these accounts approximates market value due to their short-term nature.

          Federal Income Taxes-The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          Distributions-Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

          Development  Stage-During   its  development   stage  there   was
          virtually no change in net assets from net investment income and unrealized securities losses.

          Other-The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts on short-term U. S. government obligations are accreted over the life of the obligation.




                            MANOR INVESTMENT FUNDS, INC.
                      NOTES TO FINANCIAL STATEMENTS (Continued)
                                  December 31, 1998

          Accounting Estimates

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

          Note 3-Distributions to Shareholders

          On December 28, 1998, a distribution of $.19 per share, aggregating $31,618, was declared from net investment income and realized gains. The dividend was paid on December 28, 1998 to shareholders of record on December 24, 1998.

          On December 29, 1997, a distribution of $.20 per share, aggregating $21,462 was declared from net investment income and realized gains. The dividend was paid on December 29, 1997 to shareholders of record on December 27, 1997.

          Note 4-Capital Share Transactions

          At December 31, 1998, there were 10,000,000 shares of $.001 par value capital stock authorized and paid-in capital totaled $2,296,177. Daniel A. Morris (see note 6), President of the Fund, and his wife own 19,729 shares of the Fund's outstanding stock with a value of $305,017.


          Note 4-Capital Share Transactions (Continued)

          Transactions in capital stock were as follows:

                                                Shares              Amount
                                       1998     1997      1998        1997
       Shares sold                    96,232    90,932  $1,468,246  $1,203,905
       Shares issued in reinvestment   2,044     1,586      31,618      21,462
          of dividends
                                      ------   -------    --------    --------
                                      98,276    92,518   1,499,864   1,225,367
       Shares redeemed                35,680    19,058     545,831     259,082
                                      ------   -------    --------    --------
       Net increase                   62,596    73,460  $  954,033  $  966,285




                            MANOR INVESTMENT FUNDS, INC.
                      NOTES TO FINANCIAL STATEMENTS (Continued)
                                  December 31, 1998


          Note 5-Investment Transactions

          Purchases of investment securities (excluding short-term U.S. government obligations) aggregated $1,310,051 in 1998; sales aggregated $491,214. Net gain on investments for the year ended December 31, 1998 was $225,771. That amount represents the net increase in value of investments held during the year. Net unrealized gains of $356,149 on securities are the same for financial reporting and tax reporting.


          Note 6-Investment Advisory Fee

          The Fund has an investment management and advisory services agreement (the Agreement) with Morris Capital Advisors, Inc. (Morris). Morris' sole shareholder, officer and director is Daniel A. Morris.

          Monthly, the Fund is required to pay Morris a fee (aggregating $22,267 in 1998) equivalent to one percent per annum of the daily average net assets of the Fund. The Fund bears expenses necessary and incidental to the conduct of its business. However, Morris has absorbed a portion of expenses ($5,375 in 1998) to maintain total Fund expenses at no more than 1.5% annually of average assets.

          The Agreement must be approved annually by a majority vote of the Fund's non-interested Board of Directors.

          Note 7-Custody Agreement

          Under an agreement, The First National Bank of West Chester (FNB) acts as the Fund's custodian. FNB's fees are charged in accordance with its standard rates for such services, payable monthly. Such fees were $2,434 for the year ended December 31, 1998.





          To the Shareholders and
           Board of Directors
          Manor Investment Funds, Inc.

          In planning and performing my audit of the financial statements and selected per share data, ratios and turnover (hereafter referred to collectively as the "financial statements") of Manor Investment Funds, Inc. (the Fund), for the year ended December 31, 1998, I considered its internal control, including control activities for safeguarding securities. I did so to determine my auditing procedures for the purpose of expressing my opinion on the financial statements, and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

          The management of the Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

          Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

          My consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses, under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving internal control and its operation, including controls for safeguarding securities that I consider to be a material weakness as defined above as of December 31, 1998.

          This report is intended solely for the information and use of management and the Securities and Exchange Commission.


                             Mr. Claude B. Granese, CPA
          January 15, 1999




                                      FORM N-1A

                                       PART C
                                  OTHER INFORMATION



          Item 24.       Financial Statements and Exhibits

          a. Financial Statements - Financial highlights are included in Part A and all other financial statements are presented in Part B.

            Manor Investment Funds, Inc.
                 Statement of Net Assets as of December 31, 1998
                 Statement of Operations for the Year Ended December 31, 1998 Statement of Changes in Net Assets for the Years Ended
                    December 31, 1997 and 1998
                 Financial Highlights for the Years Ended December 31,
                    1995, 1996, 1997 and 1998
                 Notes to Financial Statements

             b.   Exhibits
               (a)    Registrant's Articles of Incorporation, Exhibit 1 to
                  Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

               (b)    Registrant's By-Laws; Exhibit 2 to Registrant's
                  Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

               (c)    Voting Trust Agreement (None)

               (d)    Stock Certificate; Exhibit 4 to Registrant's
                  Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

               (e)    Investment Advisory Contract; Exhibit 5 to
                  Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

               (f)    Underwriting Agreements (None)

               (g)    Reimbursement Agreements with Officers and/or
                  Directors; Exhibit 7 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

               (h)    Custodian Agreement; with First National Bank of West
                  Chester; Exhibit 8 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

               (i)    Other Contracts (None)

               (j)  Opinion of Counsel Concerning Fund Securities

               (k)  Consent of Claude B. Granese, CPA

               (l)  Other Financial Statements (None)

               (m)  Powers of Attorney (None)

               (n)  Initial Capital Arrangement Agreements (None)

               (o)  Code of Ethics; Exhibit 15 to Registrant's Registration
                  Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          2.    Control Persons
               Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. As of December 31, 1998 Mr. Morris and his wife Anne own 11.5% of the outstanding shares of the Fund.

          3.    Number of Shareholders
               There were 114 shareholders of the Manor Investment Funds as of December 31, 1998.

          4.    Indemnification
               The registrant has been advised that, in the opinion of the
                   Securities and Exchange Commission, indemnification for liability arising under the Securities Act of 1933 for directors, officers and controlling persons of the registrant is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          5.    Activities of Investment Adviser
               The activity of Morris Capital Advisors, Inc.,  at the
                   present time is performance of the Investment Advisory Contract with the Manor Investment Funds and for individual and corporate clients on an individual account basis.

          6.    Principal Underwriter
               The Fund acts as its own underwriter.

          7.    Location of Accounts & Records
               All Fund records are held in corporate headquarters, 15
                   Chester Commons, Malvern, PA 19355.

          8.    Management Services
               Not Applicable.

          9.    Distribution Expenses
               The Fund currently bears no distribution expenses.

          10.  Undertakings
                                        None.





                                      SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signature              Title                          Date

        Daniel A. Morris       President, Chief Executive      4/30/99
                               Officer and Director

        Bruce Laverty          Secretary                       4/30/99

        James McFadden         Director                        4/30/99

        Edward Erlichman       Director                        4/30/99

        Richard A. Kund, Jr.   Director                        4/30/99

        Fred Myers             Director                        4/30/99

        Alan Weintraub         Director                        4/30/99